================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                           MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21880

                 Oppenheimer Rochester Michigan Municipal Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal
Amount                                                                                               Coupon    Maturity     Value
--------------    --------------------------------------------------------------------------------   ------   ----------  ----------
Municipal Bonds and Notes-117.0%
Michigan-89.9%
$    50,000       Barry County, MI Building Authority(1)                                             5.650%   07/01/2017  $   49,999
     50,000       Benton Harbor, MI Charter COP(1)                                                   8.000    05/01/2032      35,075
    465,000       Capital Region Airport Authority of MI(1)                                          5.250    07/01/2021     468,334
    735,000       Carman-Ainsworth, MI Community School District(1)                                  5.000    05/01/2027     736,713
     80,000       Center, MI Academy COP(1)                                                          7.500    10/01/2029      57,353
     75,000       Charlevoix, MI Public School District(1)                                           5.000    05/01/2020      75,908
    100,000       Chelsea, MI EDC (United Methodist Retirement Communities)(1)                       5.400    11/15/2027      94,089
     20,000       Clare County, MI Sewer Disposal System(1)                                          5.750    11/01/2019      20,540
     85,000       Concord, MI Academy Petoskey COP(1)                                                7.750    12/01/2020      77,884
     95,000       Concord, MI Academy Petoskey COP(1)                                                8.375    12/01/2030      82,960
    500,000       Dearborn, MI EDC (Henry Ford Village)(1)                                           7.125    11/15/2043     457,035
    100,000       Detroit, MI Downtown Devel. Authority                                              5.250    07/01/2013     100,074
    115,000       Detroit, MI GO(1)                                                                  5.000    04/01/2014     109,594
     40,000       Detroit, MI GO(1)                                                                  5.000    04/01/2022      37,372
    500,000       Detroit, MI GO(1)                                                                  5.000    11/01/2030     501,260
    550,000       Detroit, MI GO(1)                                                                  5.250    04/01/2016     503,267
    785,000       Detroit, MI GO(1)                                                                  5.250    04/01/2024     615,880
    500,000       Detroit, MI GO(1)                                                                  5.250    11/01/2035     490,865
    100,000       Detroit, MI GO(1)                                                                  5.375    04/01/2014     100,130
    150,000       Detroit, MI GO(1)                                                                  5.375    04/01/2015     150,150
    105,000       Detroit, MI Local Devel. Finance Authority(1)                                      5.500    05/01/2021      64,331
    360,000       Detroit, MI Local Devel. Finance Authority(1)                                      5.500    05/01/2021     210,604
    135,000       Detroit, MI Local Devel. Finance Authority(1)                                      6.700    05/01/2021      97,619
  2,325,000       Detroit, MI Local Devel. Finance Authority(1)                                      6.850    05/01/2021   1,468,889
    205,000       Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)(1)                     5.375    05/01/2018     148,336
    250,000       Detroit, MI Sewer Disposal System(1)                                               6.500    07/01/2024     278,845
    750,000       Detroit, MI Sewer Disposal System(1)                                               7.500    07/01/2033     878,085
  1,000,000       Detroit, MI Water Supply System(1)                                                 6.250    07/01/2036   1,089,180
     25,000       Detroit, MI Wayne County Stadium Authority(1)                                      5.250    02/01/2027      25,008
    150,000       Detroit, MI Wayne County Stadium Authority(1)                                      5.500    02/01/2017     150,275
    250,000       Dickinson County, MI Healthcare System(1)                                          5.700    11/01/2018     251,185
     10,000       East Jackson, MI Public Schools(1)                                                 5.900    05/01/2016      10,176
     15,000       Farmington Hills, MI EDC (Botsford General Hospital)(1)                            5.700    02/15/2015      15,031
    220,000       Farmington Hills, MI EDC (Botsford General Hospital)(1)                            5.750    02/15/2025     219,993
     75,000       Flint, MI Hospital Building Authority (Hurley Medical Center)(1)                   5.375    07/01/2018      71,732
     15,000       Garden City, MI Hospital Finance Authority (Garden City Hospital Osteopathic)(1)   5.750    09/01/2017      14,379
    500,000       Grand Rapids, MI EDC (Ferris State University)(1)                                  5.500    10/01/2035     488,500

               1 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal
Amount                                                                                               Coupon    Maturity     Value
-----------       --------------------------------------------------------------------------------   -------  ----------  ----------
$   500,000       Grand Traverse Academy, MI Public School Academy(1)                                 4.625%  11/01/2027  $  375,675
    200,000       Grand Traverse Academy, MI Public School Academy(1)                                 4.750   11/01/2032     143,052
    250,000       Grand Traverse Academy, MI Public School Academy(1)                                 5.000   11/01/2022     214,278
     50,000       Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare)(1)         5.500   07/01/2018      50,043
     20,000       Gratiot County, MI EDC (Grand Lodge of Free & Accepted Masons of Michigan)(1)       5.000   11/15/2014      19,254
    155,000       Highland Park, MI Building Authority(1)                                             7.750   05/01/2018     162,924
     40,000       Hillsdale, MI Hospital Finance Authority (Community Health Center)(1)               5.250   05/15/2026      32,724
     30,000       Houghton, MI Tax Increment Finance Authority(1)                                     6.000   05/01/2019      30,062
     20,000       Ionia, MI GO(1)                                                                     6.750   04/01/2015      20,176
     10,000       Kent County, MI Airport Facility (Kent County International Airport)(1)             5.000   01/01/2017      10,014
    135,000       Kent County, MI Airport Facility (Kent County International Airport)(1)             5.000   01/01/2028     130,510
     35,000       Melvindale, MI Water Supply & Sewer(1)                                              5.700   06/01/2016      35,289
  1,200,000       MI Building Authority(1)                                                            5.125   10/15/2020   1,211,028
    700,000       MI Building Authority, Series I(1)                                                  5.250   10/15/2026     744,667
     30,000       MI Building Authority, Series I(1)                                                  5.500   10/15/2015      30,355
  1,000,000       MI Building Authority, Series II(1)                                                 5.000   10/15/2029   1,005,190
     85,000       MI Discovery Elementary School COP (Public School Academy)(2)                       8.125   10/01/2031       7,650
    250,000       MI Finance Authority (Hanley Public School)(1)                                      6.125   09/01/2040     209,998
  1,000,000       MI Finance Authority (Old Redford Public School Academy)(1)                         6.500   12/01/2040     921,670
     75,000       MI George Washington Carver Public School Academy COP(1)                            8.000   09/01/2017      65,183
    510,000       MI George Washington Carver Public School Academy COP(1)                            8.125   09/01/2030     370,459
     50,000       MI HEFA (Kettering University)(1)                                                   5.000   09/01/2031      41,584
     20,000       MI HEFA (Kettering University)(1)                                                   5.500   09/01/2015      20,032
  1,080,000       MI HEFA (Kettering University)(1)                                                   5.500   09/01/2021   1,051,240
    100,000       MI Higher Education Student Loan Authority(1)                                       5.000   03/01/2031      93,857
     75,000       MI Hospital Finance Authority (BGH/ZHCC/BCCC/CEMS Obligated Group)(1)               5.000   02/15/2018      75,011
     60,000       MI Hospital Finance Authority (Crittenton Hospital Medical Center)(1)               5.625   03/01/2027      60,085
    100,000       MI Hospital Finance Authority (McLaren Health Care Corp.)(1)                        5.000   06/01/2019     100,095
 10,000,000       MI Hospital Finance Authority (McLaren Health Care Corp.)(3)                        5.000   08/01/2035   9,594,100
     25,000       MI Hospital Finance Authority (Memorial Hospital)(1)                                5.875   11/15/2021      25,068
     10,000       MI Hospital Finance Authority (Mercy Health Services)                               5.375   08/15/2016      10,038

               2 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal
Amount                                                                                               Coupon    Maturity     Value
-----------       --------------------------------------------------------------------------------   ------   ----------  ----------
$    40,000       MI Hospital Finance Authority (OHC/OUH Obligated Group)(1)                         5.125%   08/15/2025  $   40,020
      5,000       MI Hospital Finance Authority (St. John Medical Center)(1)                         5.250    05/15/2026       5,019
     45,000       MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.)                             5.500    01/15/2018      45,067
     95,000       MI Hsg. Devel. Authority (Charter Square)(1)                                       5.500    01/15/2021      95,098
     10,000       MI Hsg. Devel. Authority (Charter Square)(1)                                       5.500    01/15/2021      10,010
    500,000       MI Hsg. Devel. Authority (Rental Hsg.)(1)                                          6.000    10/01/2045     483,400
  1,000,000       MI Hsg. Devel. Authority (Rental Hsg.)(1)                                          6.050    10/01/2041   1,022,770
     30,000       MI Hsg. Devel. Authority (Rental Hsg.)(1)                                          6.100    10/01/2033      30,006
    110,000       MI Hsg. Devel. Authority (Rental Hsg.)(1)                                          6.250    10/01/2037     113,043
     80,000       MI Hsg. Devel. Authority (Section 8 Assisted Mtg.)                                 8.126(4) 04/01/2014      66,329
    750,000       MI Hsg. Devel. Authority (Single Family Hsg.)(1)                                   5.500    12/01/2028     751,013
     25,000       MI Hsg. Devel. Authority (Walled Lake Villa)(1)                                    6.000    04/15/2018      25,050
    115,000       MI John Tolfree Health System Corp.(1)                                             5.850    09/15/2013     111,484
     50,000       MI Municipal Bond Authority(1)                                                     5.000    10/01/2023      50,493
      5,000       MI Municipal Bond Authority(1)                                                     5.375    11/01/2020       5,001
    535,000       MI Municipal Bond Authority(1)                                                     5.500    11/01/2027     533,588
     60,000       MI New Beginnings Academy COP(1)                                                   8.000    02/01/2032      43,812
    125,000       MI Pansophia Academy COP(1)                                                        7.000    06/01/2029      82,121
    500,000       MI Public Educational Facilities Authority (Landmark Academy)(1)                   6.625    06/01/2030     459,505
    200,000       MI Public Educational Facilities Authority (Old Redford Academy)(1)                6.000    12/01/2035     174,224
    45,000        MI Strategic Fund Limited Obligation (Clark Retirement Community/Clark
                  Retirement Community Foundation Obligated Group)(1)                                5.650    09/01/2029      45,029
    275,000       MI Strategic Fund Limited Obligation (Detroit Edison Company)(1)                   5.550    09/01/2029     275,129
    460,000       MI Strategic Fund Limited Obligation (Detroit Edison Company)(1)                   5.650    09/01/2029     460,294
     50,000       MI Strategic Fund Limited Obligation (Dow Chemical Company)(1)                     5.500    12/01/2028      51,135
    896,872       MI Strategic Fund Limited Obligation (Wolverine Human Services)(1)                 5.850    08/31/2027     733,991
  1,905,000       MI Strategic Fund Limited Obligation (Wolverine Human Services)(1)                 7.875    08/31/2028   1,712,176
     40,000       MI Tobacco Settlement Finance Authority(1)                                         5.125    06/01/2022      33,580
  2,500,000       MI Tobacco Settlement Finance Authority(1)                                         6.000    06/01/2048   1,828,375
 75,650,000       MI Tobacco Settlement Finance Authority                                            7.249(4) 06/01/2052   1,114,325
  1,000,000       Michigan State University(1)                                                       5.000    02/15/2044   1,012,880
     10,000       Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A(1)                          6.600    06/01/2022      10,017
     50,000       New Buffalo, MI GO(1)                                                              5.300    04/01/2014      50,352
     30,000       Oceola Township, MI Special Assessment(1)                                          6.000    06/01/2014      30,519
     30,000       Oceola Township, MI Special Assessment(1)                                          6.000    06/01/2015      30,486

               3 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal
Amount                                                                                               Coupon    Maturity     Value
------------      --------------------------------------------------------------------------------   ------   ----------  ----------
$     25,000      Ottawa County, MI (Grand Haven Township System Extensions)(1)                      5.750%   07/01/2015  $   25,633
      25,000      Ottawa County, MI (Jamestown Township System Extension No. 1)(1)                   5.900    05/01/2015      25,450
      50,000      Plymouth, MI Educational Center Charter School (Public School Academy)(1)          5.375    11/01/2030      39,626
     175,000      Plymouth, MI Educational Center Charter School (Public School Academy)(1)          5.625    11/01/2035     137,226
     720,000      Pontiac, MI Tax Increment Finance Authority                                        5.375    06/01/2017     526,075
     115,000      Pontiac, MI Tax Increment Finance Authority                                        6.250    06/01/2022      74,668
     500,000      Port Huron, MI Water Supply System(1)                                              5.250    10/01/2031     491,695
     790,000      Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)(1)            8.250    09/01/2039     911,131
      15,000      Saginaw County, MI (Williamson Acres Drain)(1)                                     5.000    06/01/2018      15,129
      20,000      Scio Township, MI Building Authority(1)                                            5.650    05/01/2016      20,167
      25,000      Scio Township, MI Building Authority(1)                                            5.650    05/01/2017      25,184
      10,000      Star International Academy, MI COP(1)                                              8.000    03/01/2033      10,259
     885,000      Wayne County, MI Building Authority(1)                                             5.250    06/01/2016     888,354
     150,000      Wayne County, MI Building Authority(1)                                             5.250    10/01/2016     151,614
      25,000      Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)(1)            5.000    12/01/2019      25,007
       5,000      Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)(1)            5.000    12/01/2028       4,611
   1,000,000      Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)(1)            5.250    12/01/2023   1,005,510
     495,000      Wayne, MI Charter County Airport Facilities (Northwest Airlines)(1)                6.000    12/01/2029     426,319
   1,085,000      Wayne, MI Charter County GO(1)                                                     6.750    11/01/2039   1,121,814
       5,000      Webberville, MI Water Supply & Wastewater Treatment(1)                             6.500    11/01/2018       5,020
                                                                                                                          ----------
                                                                                                                          44,573,794
U.S. Possessions -27.1%
      30,000      Guam Government Waterworks Authority & Wastewater System(1)                        6.000    07/01/2025      29,499
   1,000,000      Puerto Rico Aqueduct & Sewer Authority(1)                                          6.125    07/01/2024   1,068,920
     405,000      Puerto Rico Commonwealth GO(1)                                                     5.700    07/01/2020     405,352
     750,000      Puerto Rico Commonwealth GO(1)                                                     6.500    07/01/2037     796,538
     500,000      Puerto Rico Electric Power Authority, Series CCC(1)                                5.250    07/01/2028     496,665
     250,000      Puerto Rico Electric Power Authority, Series TT(1)                                 5.000    07/01/2032     236,628
       5,000      Puerto Rico Highway & Transportation Authority(1)                                  5.000    07/01/2028       4,785
     250,000      Puerto Rico Highway & Transportation Authority(1)                                  5.500    07/01/2030     252,948
      60,000      Puerto Rico Highway & Transportation Authority, Series G(1)                        5.000    07/01/2042      52,356
      15,000      Puerto Rico IMEPCF (American Airlines)                                             6.450    12/01/2025      13,276
     180,000      Puerto Rico Infrastructure (Mepsi Campus)(1)                                       5.600    10/01/2014     175,298
     700,000      Puerto Rico Infrastructure (Mepsi Campus)(1)                                       6.250    10/01/2024     666,925
   1,855,000      Puerto Rico Infrastructure (Mepsi Campus)(1)                                       6.500    10/01/2037   1,676,419

               4 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal
Amount                                                                                           Coupon    Maturity      Value
------------    -----------------------------------------------------------------------          ------   ----------  ------------
$     75,000    Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)(1)                   5.750%   06/01/2029  $     52,094
     360,000    Puerto Rico Port Authority (American Airlines), Series A                         6.250    06/01/2026       293,233
      15,000    Puerto Rico Public Buildings Authority(1)                                        5.125    07/01/2024        14,756
     500,000    Puerto Rico Public Buildings Authority(1)                                        6.250    07/01/2031       541,965
   2,100,000    Puerto Rico Public Buildings Authority(1)                                        6.750    07/01/2036     2,268,798
     500,000    Puerto Rico Public Buildings Authority(1)                                        7.000    07/01/2021       552,475
     250,000    Puerto Rico Public Buildings Authority(1)                                        7.000    07/01/2025       270,785
     750,000    Puerto Rico Sales Tax Financing Corp., Series A(1)                               6.500    08/01/2044       809,550
   1,000,000    Puerto Rico Sales Tax Financing Corp., Series C(1)                               0.000(5) 08/01/2032       814,870
   1,000,000    Puerto Rico Sales Tax Financing Corp., Series C(1)                               5.750    08/01/2057     1,034,480
     700,000    V.I. Public Finance Authority (Hovensa Refinery)(1)                              5.875    07/01/2022       652,197
     250,000    V.I. Water & Power Authority, Series A(1)                                        5.000    07/01/2031       233,513
                                                                                                                      ------------
                                                                                                                        13,414,325

Total Investments, at Value (Cost $62,479,391)-117.0%                                                                   57,988,119
Liabilities in Excess of Other Assets-(17.0)                                                                            (8,435,976)
                                                                                                                      ------------
Net Assets-100.0%                                                                                                     $ 49,552,143
                                                                                                                      ============

Footnotes to Statement of Investment

----------
1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

3. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

4.   Zero coupon bond reflects effective yield on the date of purchase.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of June 30, 2011 based on valuation input level:

               5 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                        LEVEL 2-             LEVEL 3-
                                  LEVEL 1-         OTHER SIGNIFICANT        SIGNIFICANT
                                 UNADJUSTED            OBSERVABLE          UNOBSERVABLE
                               QUOTED PRICES             INPUTS               INPUTS              VALUE
                               --------------      ------------------      -------------      -------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
  Michigan                     $            -      $       44,573,794      $           -      $  44,573,794
  U.S. Possessions                          -              13,414,325                  -         13,414,325
                               ----------------------------------------------------------------------------
Total Assets                   $            -      $       57,988,119      $           -      $  57,988,119
                               ----------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE BELOW:

BCCC          Botsford Continuing Care Corp.
BGH           Botsford General Hospital
CEMS          Community Emergency Medical Services
COP           Certificates of Participation
EDC           Economic Devel. Corp.
FHA           Federal Housing Agency/Authority
GO            General Obligation
HEFA          Higher Education Facilities Authority
IMEPCF        Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF       Industrial, Tourist, Educational, Medical
              and Environmental Community Facilities
ROLs          Residual Option Longs
OHC           Oakwood Hospital Corp.
OUH           Oakwood United Hospitals
V.I.          United States Virgin Islands
ZHCC          Zieger Health Care Corp.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In
               6 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $7,500,000 as of June 30, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the

               7 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2011, municipal bond holdings with a value of $9,594,100 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $7,500,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At June 30, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL AMOUNT    INVERSE FLOATER(1)                     COUPON RATE(2)      MATURITY DATE      VALUE
-----------------   -------------------------------------  --------------      -------------   -----------
$       2,500,000   MI Hospital Finance Authority ROLs(3)         18.438%             8/1/35   $ 2,094,100

------------
1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3.  Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $7,500,000 .

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 30, 2011 is as follows:

Cost                                           $  79,812
Market Value                                   $   7,650
Market Value as a % of Net Assets                   0.02%

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


               8 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Federal tax cost of securities     $    54,981,321(1)
                                   ===============

Gross unrealized appreciation      $     1,413,186

Gross unrealized depreciation           (5,904,458)
                                   ---------------
Net unrealized depreciation        $    (4,491,272)
                                   ===============

------------
1. The Federal tax cost of securities does not include cost of $7,498,070, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

               9 | Oppenheimer Rochester Michigan Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Michigan Municipal Fund

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/10/2011